Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties Transactions [Abstract]
Schedule of Related Parties of the Company with whom Transactions	The related parties of the company with whom transactions are reported in these financial statements are as follows:
Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
Eugene Jiang	Former President and Chairman
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu	Shareholder of the Company.
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc.

Schedule of Accounts Receivable Due From Related Parties	Accounts receivable due from related parties consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
GenePharm Inc.	$-	$142,225
Rgene	10,463	615,118
Total	$10,463	$757,343

Schedule of Revenue Due From Related Parties - Current	Revenue due from related parties consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
Rgene	$2,055	$904,043
Total	$2,055	$904,043

Schedule of Due From Related Parties - Current	Due from related party- Current
	December 31,	December 31,
	2023	2022
Rgene	$541,486	$513,819
BioFirst	206,087	-
Total	$747,573	$513,819

Schedule of Due From Related Parties - Non Current	Due from related parties- Non-current
	December 31,	December 31,
	2023	2022
BioFirst (Australia)	$839,983	$ 752,655
BioHopeKing Corporation	113,516	112,822
Total	953,499	865,477
Less: allowance for expected credit losses accounts	(839,983)	-
Net	$113,516	$865,477

Schedule of Amount Due to Related Parties	Amount due to related parties consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
BioFirst	$-	$188,753
The Jiangs	19,789	19,789
Due to shareholders	152,382	151,450
Due to a Director	961	-
Total	$173,132	$359,992